SCHEDULE OF ESTIMATED FUTURE AMORTIZATION OF IDENTIFIABLE ASSETS (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024 (remaining three months)	$ 13
2024	50	$ 50
2025	35	50
2026	29	35
2027	29	29
Thereafter	227	227
Net intangible assets	$ 383	420	$ 302
2028		$ 29